Schedule of Valuation Allowance for Net Deferred Tax Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	¥ 572,111	¥ 378,709
Additions (deductions)	186,057	193,402
Valuation allowance at end of year	¥ 758,168	¥ 572,111